Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Share (Details) - shares	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	47,395,576	243,463,650
Warrants as exercisable to common shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	157,960	677,934
Stock options issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	47,237,616	42,855,647
Preferred shares as convertible to common shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0	199,930,069